Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 120,901,500.00
Total Fee Amount	16,696.50
Total Offset Amount	0.00
Net Fee	$ 16,696.50
Offering Table N/A
Offset Table N/A	N/A